Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Term Years	3 years 1 month 6 days	3 years	2 years 9 months 18 days
Two Thousand Twenty Three Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding	1,071,719	1,071,719	1,071,719
Weighted Average Exercise Price, Outstanding	$ 5.51	$ 5.51	$ 5.51
Weighted Average Remaining Contractual Term Years	8 years 7 months 9 days	8 years 11 months 12 days	8 years 8 months 12 days	8 years 10 months 6 days
Aggregate Intrinsic Value
Number of Options, Granted
Weighted Average Exercise Price, Granted
Number of Options, Cancelled/forfeited		65,000	65,000,000
Weighted Average Exercise Price, Cancelled/Forfeited		$ 5.51	$ 5.51
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Outstanding	1,071,719	1,006,719	1,006,719	1,071,719
Weighted Average Exercise Price, Outstanding	$ 5.51	$ 5.51	$ 5.51	$ 5.51
Aggregate Intrinsic Value
Number of Options, Exercisable	35,000	52,500	320,425,000
Weighted Average Exercise Price, Exercisable	$ 5.51	$ 5.51	$ 5.51
Weighted Average Remaining Contractual Term Years	5 years 5 months 19 days	5 years 2 months 23 days	8 years 1 month 6 days
Aggregate Intrinsic Value
Number of Options, Unvested	1,036,719	954,219	686,294,000
Weighted Average Exercise Price, Unvested	$ 5.51	$ 5.51	$ 5.51
Weighted Average Remaining Contractual Term Years	9 years 3 months 7 days	9 years 1 month 24 days	8 years 11 months 23 days
Aggregate Intrinsic Value